LONG-TERM DEBT - 2020 Notes (Details) - USD ($) $ in Thousands	Apr. 07, 2020	Dec. 31, 2024
2020 Notes
LONG-TERM DEBT
Principal	$ 200,000	$ 200,000
Series A
LONG-TERM DEBT
Principal		$ 100,000
Interest rate		2.78%
Series B
LONG-TERM DEBT
Principal		$ 100,000
Interest rate		2.88%
Weighted Average | 2020 Notes
LONG-TERM DEBT
Maturity period	11 years
Interest rate	2.83%